Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share, Basic [Abstract]
Schedule Of Earnings per share, Basic

	December 31,
	2014	2015	2016
	Basic EPS	Basic EPS	Basic EPS
Net income	$115,087	$143,764	$81,702
Less: paid and accrued earnings allocated to Preferred Stock	(11,909)	(17,903)	(21,063)
Net income available to common stockholders	103,178	125,861	60,639
Weighted average number of common shares, basic and diluted	74,800,000	75,027,474	77,243,252
Earnings per common share, basic and diluted	$1.38	$1.68	$0.79